                 CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF

                              AIM BASIC VALUE FUND

                       Supplement dated September 30, 2003
      to the Prospectus dated May 1, 2003, as supplemented August 14, 2003

This supplement supercedes and replaces in its entirety the supplement dated August 14, 2003.

Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Effective August 18, 2003, the following replaces in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

         "You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."

PURCHASING SHARES

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts are as follows:

                                                                   INITIAL                                             ADDITIONAL
TYPE OF ACCOUNT                                                  INVESTMENTS                                         INVESTMENTS
---------------                                                  -----------                                         -----------
Employer-Sponsored Retirement Plans                           $       0 ($25 per AIM Fund                                 $  50
(includes section 401, 403 and 457 plans,                          investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                              deferrals from Employer-
                                                                   Sponsored Retirement
                                                                   Plans)
Systematic Purchase Plan                                             50                                                      50
IRA, Roth IRA, or Coverdell ESA                                     250                                                      50
All other accounts                                                1,000                                                      50

The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

The following information replaces the first paragraph in its entirety appearing under heading "PURCHASING SHARES - HOW TO PURCHASE SHARES" on page A-4 of the prospectus.

         "You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information."

REDEEMING SHARES

The following information replaces the second paragraph in its entirety appearing under the heading "REDEEMING SHARES - REDEMPTIONS BY THE AIM FUNDS" on page A-7 of the prospectus.

         "If an AIM fund determines that you have not provided a correct social security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you."

EXCHANGING SHARES

Effective October 1, 2003, exchangeability between the AIM Funds and the INVESCO Funds will be permitted for like share classes. The additional exchange privileges will provide for the following types of exchanges:



      SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE INVESCO FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all INVESCO Funds

o        Class A Shares of all INVESCO Funds(1)

o        Class B Shares of all INVESCO Funds

o        Class C Shares of all INVESCO Funds

o        Institutional Class Shares of all INVESCO Funds

o        Class K Shares of all INVESCO Funds


           WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING
                            CLASSES OF THE AIM FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all AIM Funds

o        Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash
         Fund

o        Class A3 Shares of all AIM Funds

o        AIM Cash Reserve Shares of AIM Money Market Fund

o        Class B Shares of all AIM Funds, with the exception of AIM Floating
         Rate Fund

o        Class C Shares of all AIM Funds, with the exception of AIM Floating
         Rate Fund

o        Institutional Class Shares of all AIM Retail Funds

o        There is currently no like class of shares offered by the AIM Funds


  SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE AIM FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all AIM Funds

o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o        Class A3 Shares of the AIM Funds

o        AIM Cash Reserve Shares of AIM Money Market Fund

o        Class B Shares of all AIM Funds

o        Class C Shares of all AIM Funds

o        Institutional Class Shares of all AIM Retail Funds

o        Class R Shares of all AIM Funds


           WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING
                          CLASSES OF THE INVESCO FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all INVESCO Funds

o        Class A Shares of all INVESCO Funds(2)

o        Class B Shares of all INVESCO Funds

o        Class C Shares of all INVESCO Funds

o        Institutional Class Shares of all INVESCO Funds

o        There is currently no like class of shares offered by the INVESCO Funds


--------

(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

                 CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF

                          AIM MID CAP CORE EQUITY FUND

                       Supplement dated September 30, 2003 to the Prospectus dated May 1, 2003, as supplemented August 14, 2003

This supplement supercedes and replaces in its entirety the supplement dated August 14, 2003.

Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Effective August 18, 2003, the following replaces in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

       "You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."

PURCHASING SHARES

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts are as follows:

                                                               INITIAL                              ADDITIONAL
TYPE OF ACCOUNT                                              INVESTMENTS                           INVESTMENTS
---------------                                              -----------                           -----------
Employer-Sponsored Retirement Plans                   $    0 ($25 per AIM Fund                         $50
(includes section 401, 403 and 457 plans,               investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                   deferrals from Employer-
                                                        Sponsored Retirement Plans)

Systematic Purchase Plan                                  50                                            50
IRA, Roth IRA, or Coverdell ESA                          250                                            50
All other accounts                                     1,000                                            50

The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

The following information replaces the first paragraph in its entirety appearing under heading "PURCHASING SHARES - HOW TO PURCHASE SHARES" on page A-4 of the prospectus.

       "You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information."

REDEEMING SHARES

The following information replaces the second paragraph in its entirety appearing under the heading "REDEEMING SHARES - REDEMPTIONS BY THE AIM FUNDS" on page A-7 of the prospectus.

       "If an AIM fund determines that you have not provided a correct social security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you."

EXCHANGING SHARES

Effective October 1, 2003, exchangeability between the AIM Funds and the INVESCO Funds will be permitted for like share classes. The additional exchange privileges will provide for the following types of exchanges:



      SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE INVESCO FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all INVESCO Funds

o        Class A Shares of all INVESCO Funds(1)

o        Class B Shares of all INVESCO Funds

o        Class C Shares of all INVESCO Funds

o        Institutional Class Shares of all INVESCO Funds

o        Class K Shares of all INVESCO Funds


      WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING CLASSES OF
                                 THE AIM FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all AIM Funds

o        Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash
         Fund

o        Class A3 Shares of all AIM Funds

o        AIM Cash Reserve Shares of AIM Money Market Fund

o        Class B Shares of all AIM Funds, with the exception of AIM Floating
         Rate Fund

o        Class C Shares of all AIM Funds, with the exception of AIM Floating
         Rate Fund

o        Institutional Class Shares of all AIM Retail Funds

o        There is currently no like class of shares offered by the AIM Funds


        SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE AIM FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all AIM Funds

o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o        Class A3 Shares of the AIM Funds

o        AIM Cash Reserve Shares of AIM Money Market Fund

o        Class B Shares of all AIM Funds

o        Class C Shares of all AIM Funds

o        Institutional Class Shares of all AIM Retail Funds

o        Class R Shares of all AIM Funds


      WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING CLASSES OF
                               THE INVESCO FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all INVESCO Funds

o        Class A Shares of all INVESCO Funds(2)

o        Class B Shares of all INVESCO Funds

o        Class C Shares of all INVESCO Funds

o        Institutional Class Shares of all INVESCO Funds

o        There is currently no like class of shares offered by the INVESCO Funds

--------
(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

                 CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF

                            AIM SMALL CAP GROWTH FUND

                       Supplement dated September 30, 2003
      to the Prospectus dated May 1, 2003, as supplemented August 14, 2003


This supplement supercedes and replaces in its entirety the supplement dated August 14, 2003.

Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Effective August 18, 2003, the following replaces in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

         "You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."

PURCHASING SHARES

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts are as follows:

                                                            INITIAL                           ADDITIONAL
TYPE OF ACCOUNT                                           INVESTMENTS                        INVESTMENTS
---------------                                           -----------                        -----------
Employer-Sponsored Retirement Plans               $    0 ($25 per AIM Fund                       $50
(includes section 401, 403 and 457 plans,           investment for salary
and SEP, SARSEP and SIMPLE IRA plans)               deferrals from Employer-
                                                    Sponsored Retirement Plans

Systematic Purchase Plan                              50                                          50
IRA, Roth IRA, or Coverdell ESA                      250                                          50
All other accounts                                 1,000                                          50

The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

The following information replaces the first paragraph in its entirety appearing under heading "PURCHASING SHARES - HOW TO PURCHASE SHARES" on page A-4 of the prospectus.

         "You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information."

REDEEMING SHARES

The following information replaces the second paragraph in its entirety appearing under the heading "REDEEMING SHARES - REDEMPTIONS BY THE AIM FUNDS" on page A-7 of the prospectus.

         "If an AIM fund determines that you have not provided a correct social security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you."

EXCHANGING SHARES

Effective October 1, 2003, exchangeability between the AIM Funds and the INVESCO Funds will be permitted for like share classes. The additional exchange privileges will provide for the following types of exchanges:




      SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE INVESCO FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all INVESCO Funds

o        Class A Shares of all INVESCO Funds(1)

o        Class B Shares of all INVESCO Funds

o        Class C Shares of all INVESCO Funds

o        Institutional Class Shares of all INVESCO Funds

o        Class K Shares of all INVESCO Funds


      WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING CLASSES OF
                                 THE AIM FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all AIM Funds

o        Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash
         Fund

o        Class A3 Shares of all AIM Funds

o        AIM Cash Reserve Shares of AIM Money Market Fund

o        Class B Shares of all AIM Funds, with the exception of AIM Floating
         Rate Fund

o        Class C Shares of all AIM Funds, with the exception of AIM Floating
         Rate Fund

o        Institutional Class Shares of all AIM Retail Funds

o        There is currently no like class of shares offered by the AIM Funds



    SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE AIM FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all AIM Funds

o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o        Class A3 Shares of the AIM Funds

o        AIM Cash Reserve Shares of AIM Money Market Fund

o        Class B Shares of all AIM Funds

o        Class C Shares of all AIM Funds

o        Institutional Class Shares of all AIM Retail Funds

o        Class R Shares of all AIM Funds



 WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING CLASSES OF
                          THE INVESCO FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all INVESCO Funds

o        Class A Shares of all INVESCO Funds(2)

o        Class B Shares of all INVESCO Funds

o        Class C Shares of all INVESCO Funds

o        Institutional Class Shares of all INVESCO Funds

o        There is currently no like class of shares offered by the INVESCO Funds


--------
(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.


                                       2